Inventory - Schedule of Inventory (Details) - CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member] - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Finished goods - health supplements	$ 76,636	$ 46,570	$ 201,159
Less: Inventory impairment allowance
Total	$ 76,636	$ 46,570	$ 201,159